CASH EQUIVALENTS - Schedule of Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
CASH EQUIVALENTS
Total cash and cash equivalents	€ 43,471	€ 63,136
Short term investment	0
Total cash and cash equivalents	43,471	€ 63,136
Indebtedness pledged in cash positions in USD	€ 567